Income Tax - Additional Information (Details) - HKD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Hong Kong
Major Components Of Tax Expense Income [Line Items]
Taxable income	$ 2	$ 2	$ 2
Income tax rate	8.25%	8.25%	8.25%
Income tax rate on remaining assessable profits	16.50%	16.50%	16.50%
United States of America
Major Components Of Tax Expense Income [Line Items]
Income tax rate	21.00%	21.00%	21.00%
Withholding tax rate	30.00%
New Jersey
Major Components Of Tax Expense Income [Line Items]
Income tax rate	9.00%	9.00%	9.00%
Surcharge rate	2.50%
Ireland
Major Components Of Tax Expense Income [Line Items]
Income tax rate	12.50%	12.50%	12.50%
Withholding tax rate	25.00%	25.00%	25.00%
Non-trading income tax rate	25.00%	25.00%	25.00%
China
Major Components Of Tax Expense Income [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Withholding tax rate	10.00%
Belgium
Major Components Of Tax Expense Income [Line Items]
Income tax rate	25.00%
Withholding tax rate	30.00%